united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/15

Item 1. Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 104.0%
$ 309,983	Loan ID 200001	Fixed	6.250%	4/1/2038	$ 209,224
122,233	Loan ID 200003	Balloon	7.250%	9/1/2035	86,825
302,702	Loan ID 200004	Fixed	7.990%	10/1/2036	223,565
164,685	Loan ID 200005	Fixed	4.750%	8/1/2039	137,466
73,918	Loan ID 200006	ARM	7.990%	1/1/2036	46,601
53,690	Loan ID 200008	ARM	4.000%	3/28/2035	33,291
52,313	Loan ID 200012	ARM	9.800%	7/1/2037	43,126
58,525	Loan ID 200013	Fixed	5.250%	9/1/2040	36,715
35,759	Loan ID 200015	Fixed	7.000%	8/1/2030	26,157
41,469	Loan ID 200016	ARM	10.375%	1/1/2031	36,217
55,313	Loan ID 200018	Fixed	7.000%	1/1/2033	39,596
63,621	Loan ID 200019	Fixed	4.000%	12/1/2036	38,587
80,902	Loan ID 200020	Fixed	5.630%	7/1/2033	54,854
101,825	Loan ID 200023	Fixed	5.875%	12/1/2050	67,166
141,703	Loan ID 200025	ARM	2.875%	3/1/2034	80,931
205,980	Loan ID 200026	Fixed	4.750%	1/1/2050	64,610
228,102	Loan ID 200028	Fixed	4.750%	6/1/2050	221,421
224,902	Loan ID 200029	Fixed	5.310%	7/1/2037	142,980
283,536	Loan ID 200031	Fixed	5.000%	1/1/2051	242,064
312,557	Loan ID 200032	Fixed	3.130%	1/1/2051	264,089
571,958	Loan ID 200035	Fixed	3.000%	11/1/2050	322,986
69,298	Loan ID 200036	Fixed	7.940%	1/12/2034	51,992
168,228	Loan ID 200037	Fixed	7.800%	5/1/2035	123,999
26,905	Loan ID 200039	Fixed	11.500%	11/5/2033	24,681
125,831	Loan ID 200041	Fixed	4.875%	8/1/2039	77,413
42,761	Loan ID 200042	Fixed	7.000%	12/1/2037	30,451
65,401	Loan ID 200043	Fixed	6.125%	7/1/2039	43,316
124,855	Loan ID 200045	Fixed	5.625%	12/1/2038	81,691
40,883	Loan ID 200046	Fixed	8.000%	7/1/2027	33,693
54,842	Loan ID 200048	Fixed	5.500%	8/1/2039	34,670
244,540	Loan ID 200049	Fixed	3.875%	3/1/2042	200,695
174,718	Loan ID 200050	ARM	5.250%	11/1/2050	112,748
89,285	Loan ID 200051	Fixed	6.500%	10/1/2040	51,951
162,143	Loan ID 200052	Fixed	5.125%	5/1/2040	104,135
60,341	Loan ID 200053	Fixed	4.000%	9/1/2042	39,870
57,745	Loan ID 200054	Fixed	8.250%	3/1/2039	43,300
85,626	Loan ID 200055	Fixed	10.000%	1/5/2036	71,791
279,292	Loan ID 200056	Fixed	7.375%	12/1/2037	204,001
127,883	Loan ID 200057	ARM	2.625%	10/1/2036	106,482
60,939	Loan ID 200059	Fixed	6.000%	8/1/2039	39,971
36,189	Loan ID 200060	Fixed	5.750%	8/1/2039	23,305
35,187	Loan ID 200061	Fixed	5.750%	7/1/2024	27,586
185,463	Loan ID 200064	Fixed	4.875%	4/1/2034	158,851
27,483	Loan ID 200065	ARM	6.875%	1/1/2037	9,432
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 151,269	Loan ID 200066	ARM	5.000%	1/1/2037	$ 125,959
228,979	Loan ID 200072	Fixed	5.040%	2/1/2051	131,913
190,778	Loan ID 200073	Fixed	5.210%	2/1/2026	148,888
170,374	Loan ID 200074	Fixed	5.110%	2/1/2031	121,456
213,798	Loan ID 200075	Fixed	4.250%	2/1/2042	122,436
177,670	Loan ID 200076	Fixed	4.250%	12/1/2041	101,900
78,053	Loan ID 200077	Fixed	3.750%	8/1/2042	42,688
35,915	Loan ID 200078	Fixed	7.000%	8/1/2036	33,443
139,845	Loan ID 200079	Fixed	2.000%	8/1/2049	71,145
77,173	Loan ID 200081	Fixed	2.000%	9/1/2037	63,916
69,451	Loan ID 200082	Fixed	8.250%	4/1/2040	51,909
191,912	Loan ID 200084	Fixed	7.000%	3/1/2039	137,764
166,747	Loan ID 200086	Fixed	2.000%	11/1/2050	138,881
227,691	Loan ID 200087	Fixed	5.000%	3/1/2051	144,945
126,951	Loan ID 200088	Fixed	7.000%	6/1/2039	91,131
272,023	Loan ID 200089	Fixed	2.000%	3/1/2052	142,473
74,272	Loan ID 200090	Fixed	2.000%	11/1/2036	61,812
291,162	Loan ID 200091	Fixed	2.000%	11/1/2051	151,051
275,031	Loan ID 200092	Fixed	2.375%	5/1/2036	149,387
140,603	Loan ID 200093	Fixed	4.000%	2/1/2038	122,467
234,518	Loan ID 200094	ARM	2.625%	9/1/2037	193,801
81,948	Loan ID 200099	Fixed	8.250%	3/1/2040	61,249
388,888	Loan ID 200100	Fixed	2.000%	7/1/2037	201,480
75,805	Loan ID 200102	Fixed	8.250%	3/1/2040	58,862
120,771	Loan ID 200105	Fixed	2.000%	12/1/2050	100,406
96,647	Loan ID 200106	Fixed	2.000%	2/1/2052	81,087
328,026	Loan ID 200107	Fixed	2.000%	7/1/2052	169,497
192,243	Loan ID 200108	Fixed	3.000%	6/1/2047	93,982
115,776	Loan ID 200110	Fixed	8.250%	8/1/2039	130,829
188,111	Loan ID 200111	Fixed	5.000%	11/1/2050	119,345
306,127	Loan ID 200112	Fixed	4.000%	9/1/2049	181,549
116,019	Loan ID 200114	Fixed	2.000%	10/1/2051	60,517
269,310	Loan ID 200115	Fixed	2.000%	11/1/2051	137,011
151,422	Loan ID 200116	Fixed	7.125%	3/1/2039	108,988
313,072	Loan ID 200125	Fixed	2.000%	5/1/2051	259,922
128,542	Loan ID 200126	Fixed	8.250%	8/1/2039	96,077
144,607	Loan ID 200127	Fixed	5.000%	8/1/2039	91,900
52,230	Loan ID 200128	Fixed	3.000%	7/1/2037	46,914
468,354	Loan ID 200129	Fixed	4.625%	3/1/2052	289,761
109,113	Loan ID 200130	Fixed	4.500%	8/1/2042	89,857
37,623	Loan ID 200131	Fixed	3.875%	11/1/2027	33,412
236,457	Loan ID 200133	Fixed	3.490%	1/1/2043	192,786
190,871	Loan ID 200134	Fixed	3.750%	12/1/2042	168,972
127,530	Loan ID 200135	Fixed	4.375%	12/1/2042	108,734
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 255,325	Loan ID 200136	Fixed	2.875%	10/1/2027	$ 226,425
130,871	Loan ID 200137	Fixed	4.500%	9/1/2042	113,191
51,610	Loan ID 200139	Fixed	4.625%	5/1/2027	36,943
43,359	Loan ID 200140	Fixed	3.625%	12/1/2027	38,463
82,215	Loan ID 200141	Fixed	4.250%	2/1/2042	48,570
188,187	Loan ID 200142	Fixed	3.300%	1/1/2037	85,319
131,389	Loan ID 200143	Fixed	3.000%	2/1/2037	105,174
284,100	Loan ID 200145	Fixed	2.000%	8/1/2051	236,193
100,325	Loan ID 200152	ARM	3.125%	9/1/2037	83,654
100,527	Loan ID 200154	Fixed	11.050%	9/1/2037	89,256
55,474	Loan ID 200156	Fixed	8.130%	9/19/2032	42,523
125,739	Loan ID 200157	Fixed	3.750%	1/1/2043	110,834
163,343	Loan ID 200158	Fixed	3.625%	12/1/2042	144,537
189,008	Loan ID 200159	Fixed	3.750%	6/1/2042	157,865
132,112	Loan ID 200160	Fixed	3.250%	2/1/2043	70,577
485,602	Loan ID 200161	Fixed	3.875%	11/1/2041	399,069
233,804	Loan ID 200162	Fixed	3.875%	7/1/2042	191,626
123,927	Loan ID 200163	Fixed	4.000%	1/1/2042	101,875
106,200	Loan ID 200164	Fixed	4.000%	7/1/2042	99,876
205,318	Loan ID 200165	Fixed	4.375%	12/1/2041	169,340
125,910	Loan ID 200166	Fixed	4.000%	2/1/2032	108,734
133,049	Loan ID 200168	Fixed	3.750%	10/1/2042	108,826
25,381	Loan ID 200169	Fixed	6.923%	9/1/2034	17,813
102,583	Loan ID 200171	Fixed	6.500%	4/1/2036	87,402
146,219	Loan ID 200172	Fixed	7.250%	2/1/2037	102,759
203,807	Loan ID 200173	Fixed	3.575%	10/1/2046	76,748
94,315	Loan ID 200174	Fixed	7.340%	4/1/2037	66,598
55,164	Loan ID 200175	Fixed	9.600%	5/1/2037	44,711
103,103	Loan ID 200176	Fixed	6.600%	3/1/2037	58,791
66,147	Loan ID 200177	Fixed	8.000%	1/11/2022	58,401
43,757	Loan ID 200178	Fixed	6.500%	5/10/2016	42,569
26,766	Loan ID 200179	Fixed	7.250%	7/27/2019	17,726
19,691	Loan ID 200180	Fixed	6.500%	7/8/2016	19,077
112,675	Loan ID 200181	Fixed	7.500%	3/1/2016	110,169
92,211	Loan ID 200182	Fixed	8.750%	10/10/2016	89,382
274,761	Loan ID 200183	Fixed	4.125%	12/1/2032	224,904
76,363	Loan ID 200184	Fixed	4.375%	12/1/2042	60,156
29,132	Loan ID 200185	Fixed	5.375%	6/1/2042	18,219
55,594	Loan ID 200186	Fixed	5.125%	8/1/2042	48,412
155,832	Loan ID 200188	Fixed	3.875%	2/1/2043	127,420
175,353	Loan ID 200189	Fixed	4.125%	8/1/2042	143,922
350,085	Loan ID 200190	Fixed	3.625%	11/1/2042	310,720
136,293	Loan ID 200191	Fixed	4.125%	11/1/2042	110,838
194,164	Loan ID 200192	Fixed	4.250%	11/1/2042	172,700
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 99,278	Loan ID 200193	Fixed	3.875%	6/1/2042	$ 88,247
170,339	Loan ID 200194	Fixed	4.750%	9/1/2041	144,136
278,970	Loan ID 200195	Fixed	3.875%	3/1/2042	228,948
104,290	Loan ID 200196	Fixed	4.500%	1/1/2043	89,592
40,535	Loan ID 200197	Fixed	4.750%	11/1/2042	35,015
42,328	Loan ID 200198	Fixed	5.250%	10/1/2042	35,290
299,700	Loan ID 200199	Fixed	4.000%	9/1/2042	281,838
255,415	Loan ID 200200	Fixed	3.875%	9/1/2042	204,554
60,640	Loan ID 200201	Fixed	5.125%	8/1/2041	52,828
61,334	Loan ID 200202	Fixed	4.375%	12/1/2042	56,924
151,137	Loan ID 200204	Fixed	3.875%	7/1/2042	120,948
77,399	Loan ID 200205	Fixed	5.000%	11/1/2041	67,242
24,800	Loan ID 200206	Fixed	3.990%	12/1/2042	20,312
51,490	Loan ID 200208	Fixed	4.250%	1/1/2043	38,011
220,118	Loan ID 200209	Fixed	3.875%	8/1/2042	193,223
91,715	Loan ID 200210	Fixed	4.625%	5/1/2043	83,478
220,719	Loan ID 200211	Fixed	3.750%	5/1/2042	200,527
140,608	Loan ID 200212	Fixed	3.875%	2/1/2042	110,831
298,385	Loan ID 200213	Fixed	4.125%	1/1/2038	198,117
61,557	Loan ID 200214	Fixed	5.750%	7/1/2039	50,304
119,951	Loan ID 200216	Fixed	5.750%	9/1/2039	92,765
146,836	Loan ID 200217	Fixed	5.250%	7/1/2040	119,498
78,264	Loan ID 200218	Fixed	4.250%	12/1/2041	47,700
207,271	Loan ID 200219	Fixed	4.250%	4/1/2043	191,415
223,328	Loan ID 200220	Fixed	3.875%	5/1/2043	182,898
172,342	Loan ID 200221	Fixed	4.250%	4/1/2043	158,293
131,259	Loan ID 200222	Fixed	4.125%	5/1/2043	108,228
257,870	Loan ID 200223	Fixed	4.125%	5/1/2043	230,555
219,778	Loan ID 200224	Fixed	4.000%	7/1/2043	186,725
85,078	Loan ID 200226	Fixed	5.250%	7/1/2041	77,091
53,532	Loan ID 200228	Fixed	4.625%	8/1/2042	46,125
170,297	Loan ID 200229	Fixed	3.750%	7/1/2042	147,769
152,746	Loan ID 200230	Fixed	3.500%	2/1/2043	128,475
136,097	Loan ID 200231	Fixed	3.625%	12/1/2042	76,191
72,071	Loan ID 200232	Fixed	3.875%	8/1/2042	56,033
192,949	Loan ID 200233	Fixed	2.990%	11/1/2027	162,975
192,758	Loan ID 200234	Fixed	3.250%	1/1/2043	131,178
97,345	Loan ID 200235	Fixed	3.750%	12/1/2042	86,177
168,394	Loan ID 200236	Fixed	4.250%	10/1/2042	147,606
331,600	Loan ID 200238	ARM	3.625%	7/1/2035	306,246
150,849	Loan ID 200242	Fixed	3.250%	10/1/2042	117,207
123,841	Loan ID 200243	Fixed	3.750%	4/1/2043	98,593
29,797	Loan ID 200244	Fixed	5.000%	5/1/2042	24,463
211,178	Loan ID 200245	Fixed	3.875%	3/1/2043	177,869
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 95,944	Loan ID 200286	Fixed	4.500%	7/1/2043	$ 83,448
104,831	Loan ID 200287	Fixed	4.375%	7/1/2043	86,824
352,036	Loan ID 200288	Fixed	4.375%	11/1/2041	274,299
355,473	Loan ID 200289	Fixed	5.500%	9/1/2043	325,893
301,912	Loan ID 200290	Fixed	4.250%	4/1/2043	253,028
458,320	Loan ID 200292	Fixed	3.875%	6/1/2043	382,613
17,190	Loan ID 200293	Fixed	4.125%	3/1/2043	14,409
186,909	Loan ID 200294	Fixed	3.875%	2/1/2043	153,490
266,490	Loan ID 200295	Fixed	3.875%	6/1/2043	231,758
216,843	Loan ID 200296	Fixed	3.250%	2/1/2043	166,636
187,209	Loan ID 200297	Fixed	3.375%	10/1/2042	144,447
148,751	Loan ID 200298	Fixed	3.250%	6/1/2043	114,035
203,000	Loan ID 200299	Fixed	3.625%	10/1/2042	161,637
120,653	Loan ID 200300	Fixed	8.400%	10/20/2037	99,667
79,484	Loan ID 200301	Fixed	4.625%	7/1/2043	71,017
104,680	Loan ID 200302	Fixed	9.875%	10/1/2035	74,026
60,800	Loan ID 200303	Fixed	5.250%	10/1/2032	49,439
147,884	Loan ID 200304	Fixed	7.250%	10/1/2033	125,951
252,946	Loan ID 200305	Fixed	7.000%	3/1/2036	205,935
739,434	Loan ID 200306	Fixed	4.870%	5/1/2049	633,049
51,402	Loan ID 200307	Fixed	6.500%	7/1/2031	43,889
111,862	Loan ID 200308	ARM	6.750%	5/1/2035	96,853
217,655	Loan ID 200309	Fixed	2.000%	12/1/2048	176,136
173,414	Loan ID 200310	Fixed	8.000%	9/1/2039	108,097
135,598	Loan ID 200312	Fixed	9.000%	4/1/2039	113,017
47,815	Loan ID 200313	Fixed	8.500%	3/1/2028	32,752
64,412	Loan ID 200314	Fixed	8.000%	3/1/2040	47,712
325,238	Loan ID 200315	ARM	3.500%	6/1/2037	235,413
137,356	Loan ID 200316	Fixed	6.850%	7/1/2035	92,913
78,336	Loan ID 200317	Fixed	7.000%	9/1/2032	66,555
284,399	Loan ID 200318	Fixed	6.500%	10/1/2036	212,364
67,283	Loan ID 200319	ARM	2.750%	12/1/2034	52,246
303,942	Loan ID 200321	Fixed	2.375%	6/1/2049	237,557
139,513	Loan ID 200322	Fixed	7.375%	8/1/2033	111,700
350,728	Loan ID 200324	Fixed	5.500%	11/1/2037	270,856
247,157	Loan ID 200325	Fixed	6.000%	5/1/2042	196,991
79,830	Loan ID 200326	Fixed	8.375%	10/1/2036	67,149
155,962	Loan ID 200327	Fixed	6.790%	10/26/2036	113,982
117,986	Loan ID 200329	Fixed	6.880%	3/1/2036	104,981
262,570	Loan ID 200330	Fixed	7.000%	8/1/2037	200,024
106,511	Loan ID 200332	Fixed	5.775%	10/1/2037	93,727
213,591	Loan ID 200333	Fixed	5.875%	5/1/2021	175,627
93,010	Loan ID 200334	Fixed	7.000%	1/1/2033	81,960
279,492	Loan ID 200335	Fixed	2.000%	11/1/2052	224,051
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 58,593	Loan ID 200336	Fixed	7.000%	12/1/2042	$ 43,745
47,202	Loan ID 200337	Fixed	7.000%	10/1/2034	43,674
55,772	Loan ID 200338	ARM	10.500%	8/1/2029	48,658
173,372	Loan ID 200339	Fixed	2.000%	10/1/2033	149,235
36,673	Loan ID 200340	Fixed	7.000%	3/1/2030	25,998
188,081	Loan ID 200341	Fixed	7.000%	8/1/2035	168,814
25,464	Loan ID 200342	Fixed	5.375%	10/1/2019	22,126
464,912	Loan ID 200346	Fixed	6.250%	1/1/2045	315,228
65,607	Loan ID 200348	Fixed	6.500%	7/1/2038	44,954
142,102	Loan ID 200349	Fixed	7.000%	1/1/2037	116,730
62,497	Loan ID 200350	Fixed	7.500%	3/1/2029	46,376
73,439	Loan ID 200352	Fixed	7.000%	8/1/2030	60,469
44,892	Loan ID 200355	ARM	7.875%	7/1/2032	32,561
110,623	Loan ID 200357	Fixed	8.500%	4/1/2027	90,961
148,663	Loan ID 200358	Fixed	3.000%	4/1/2025	142,640
31,441	Loan ID 200360	ARM	3.000%	1/1/2025	28,415
74,626	Loan ID 200361	Fixed	7.500%	1/1/2034	69,103
112,132	Loan ID 200362	Fixed	5.000%	6/1/2045	67,512
149,280	Loan ID 200363	Fixed	6.000%	3/1/2049	115,109
94,074	Loan ID 200364	Fixed	10.000%	11/1/2037	75,967
71,329	Loan ID 200366	Fixed	6.250%	1/1/2033	58,388
234,506	Loan ID 200368	Fixed	4.500%	4/1/2036	212,358
275,805	Loan ID 200369	Fixed	6.000%	4/1/2044	243,916
62,037	Loan ID 200373	Fixed	7.000%	12/1/2036	39,980
78,637	Loan ID 200374	ARM	7.000%	5/1/2034	64,333
102,653	Loan ID 200375	Fixed	7.000%	11/1/2036	66,283
438,176	Loan ID 200376	Fixed	2.900%	6/1/2053	385,904
84,807	Loan ID 200377	ARM	4.500%	10/1/2036	73,759
236,460	Loan ID 200378	Fixed	5.500%	5/1/2045	202,082
110,672	Loan ID 200379	Fixed	8.250%	3/1/2039	102,158
189,359	Loan ID 200380	Fixed	4.220%	4/1/2049	166,842
291,177	Loan ID 200381	Fixed	4.780%	6/1/2037	270,793
114,030	Loan ID 200382	Fixed	4.850%	7/1/2037	95,197
399,331	Loan ID 200383	Fixed	5.030%	12/1/2046	379,101
302,812	Loan ID 200384	Fixed	5.000%	11/1/2047	223,144
149,275	Loan ID 200385	Fixed	8.250%	1/1/2040	151,939
228,380	Loan ID 200386	Fixed	6.000%	3/1/2041	202,394
77,977	Loan ID 200387	Fixed	4.000%	6/1/2039	66,513
197,921	Loan ID 200388	Fixed	4.000%	3/1/2051	159,623
123,851	Loan ID 200389	Fixed	4.820%	8/1/2047	107,374
205,839	Loan ID 200390	Fixed	4.780%	4/16/2047	169,102
184,101	Loan ID 200391	Fixed	4.000%	1/13/2035	160,728
68,853	Loan ID 200392	Fixed	10.000%	6/5/2034	65,563
108,380	Loan ID 200393	Fixed	5.070%	8/1/2037	94,007
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 133,002	Loan ID 200394	Fixed	7.150%	8/1/2037	$ 123,217
82,326	Loan ID 200395	Fixed	4.860%	4/1/2047	73,082
75,092	Loan ID 200396	Fixed	10.000%	2/1/2036	71,559
128,106	Loan ID 200397	ARM	9.375%	9/1/2037	104,248
141,942	Loan ID 200398	Fixed	4.800%	2/1/2037	118,399
82,550	Loan ID 200399	Fixed	4.980%	6/1/2037	59,384
368,604	Loan ID 200400	Fixed	8.450%	12/1/2036	348,773
526,988	Loan ID 200401	Fixed	5.070%	8/1/2047	407,065
55,270	Loan ID 200403	Fixed	8.300%	10/15/2032	48,541
59,345	Loan ID 200404	Fixed	8.100%	5/1/2037	54,839
103,232	Loan ID 200405	Fixed	4.870%	12/1/2035	93,947
118,717	Loan ID 200406	Fixed	4.875%	10/1/2051	113,059
240,108	Loan ID 200407	Fixed	6.500%	4/1/2042	225,826
209,552	Loan ID 200408	Fixed	6.000%	4/1/2039	158,859
350,709	Loan ID 200409	Fixed	6.000%	2/1/2049	274,040
108,915	Loan ID 200411	Fixed	8.275%	6/1/2037	104,672
295,281	Loan ID 200412	Fixed	7.750%	8/1/2040	221,680
255,432	Loan ID 200413	Fixed	5.150%	11/1/2047	249,348
201,853	Loan ID 200414	Fixed	5.000%	4/1/2049	152,206
86,244	Loan ID 200415	Fixed	6.000%	4/1/2050	82,263
185,922	Loan ID 200416	Fixed	4.670%	8/1/2053	157,654
73,750	Loan ID 200417	Fixed	7.000%	5/1/2035	71,238
59,344	Loan ID 200418	Fixed	4.000%	6/1/2035	50,047
175,268	Loan ID 200419	Fixed	4.000%	12/19/2035	166,674
174,274	Loan ID 200420	Fixed	4.225%	4/10/2038	153,950
78,753	Loan ID 200421	Fixed	7.710%	8/1/2037	69,053
138,959	Loan ID 200422	Fixed	3.830%	8/1/2053	116,092
134,425	Loan ID 200423	Fixed	4.500%	6/1/2043	113,914
123,118	Loan ID 200424	Fixed	4.000%	9/1/2028	106,965
260,641	Loan ID 200427	Fixed	3.625%	3/1/2043	226,018
184,379	Loan ID 200429	Fixed	3.875%	12/1/2042	131,119
233,785	Loan ID 200430	Fixed	3.625%	7/1/2043	208,740
195,411	Loan ID 200431	Fixed	4.625%	7/1/2043	175,416
315,917	Loan ID 200432	Fixed	4.875%	5/1/2043	287,456
133,378	Loan ID 200433	Fixed	4.250%	8/1/2043	119,187
164,959	Loan ID 200434	Fixed	5.250%	10/1/2043	152,864
202,710	Loan ID 200435	Fixed	4.625%	11/1/2052	158,664
222,422	Loan ID 200436	Fixed	3.750%	4/1/2043	203,366
339,157	Loan ID 200437	Fixed	5.625%	10/1/2043	314,634
46,196	Loan ID 200439	Fixed	5.000%	8/1/2041	39,117
5,252	Loan ID 200440	Fixed	8.000%	6/1/2016	5,233
198,852	Loan ID 200441	Fixed	6.000%	4/1/2045	197,763
441,256	Loan ID 200442	Fixed	5.000%	12/1/2043	337,003
277,674	Loan ID 200443	Fixed	3.000%	7/1/2049	173,360
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 267,530	Loan ID 200444	Fixed	4.380%	11/1/2038	$ 147,809
169,212	Loan ID 200445	Fixed	5.250%	2/1/2039	157,939
581	Loan ID 200446	Fixed	7.000%	7/3/2015	397
57,425	Loan ID 200447	Fixed	5.875%	11/4/2034	52,401
78,666	Loan ID 200448	Fixed	5.750%	5/1/2042	47,726
129,922	Loan ID 200449	Fixed	5.000%	7/1/2041	117,648
67,209	Loan ID 200450	Fixed	4.100%	12/1/2025	48,487
372,718	Loan ID 200451	Fixed	6.250%	7/1/2038	331,077
140,623	Loan ID 200452	Fixed	2.000%	11/1/2041	93,366
17,241	Loan ID 200453	Fixed	4.550%	3/1/2026	13,365
253,542	Loan ID 200456	Fixed	2.000%	11/1/2038	231,151
217,058	Loan ID 200457	Fixed	5.750%	12/10/2030	164,769
149,286	Loan ID 200458	Fixed	6.625%	12/1/2038	112,738
194,357	Loan ID 200460	Fixed	7.000%	7/1/2041	193,477
283,569	Loan ID 200461	Fixed	4.750%	6/20/2044	161,701
391,628	Loan ID 200462	Fixed	6.000%	7/1/2037	206,326
157,872	Loan ID 200463	Fixed	6.000%	3/1/2037	76,737
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	248,224
253,307	Loan ID 200465	Fixed	6.500%	7/1/2037	162,505
460,108	Loan ID 200466	Fixed	7.000%	7/1/2037	295,280
332,760	Loan ID 200467	Fixed	5.500%	9/1/2044	214,420
96,422	Loan ID 200468	Fixed	5.625%	12/1/2044	53,802
133,780	Loan ID 200469	Fixed	6.500%	7/1/2037	116,073
245,582	Loan ID 200470	Fixed	4.625%	7/1/2043	190,432
366,660	Loan ID 200472	Fixed	4.250%	9/1/2042	325,866
303,477	Loan ID 200473	Fixed	4.000%	12/1/2042	207,990
246,137	Loan ID 200474	Fixed	5.750%	11/1/2050	213,800
172,372	Loan ID 200475	Fixed	5.450%	7/1/2049	132,646
194,684	Loan ID 200476	Fixed	6.000%	9/1/2050	164,755
238,966	Loan ID 200477	Fixed	4.125%	12/1/2028	214,517
186,249	Loan ID 200478	Fixed	3.625%	9/1/2042	146,137
141,047	Loan ID 200479	Fixed	3.500%	8/1/2026	124,852
122,342	Loan ID 200482	Fixed	4.375%	11/1/2028	109,964
114,927	Loan ID 200483	Fixed	4.375%	11/1/2028	104,166
406,952	Loan ID 200484	Fixed	4.250%	12/1/2043	339,631
77,537	Loan ID 200485	Fixed	4.125%	2/1/2043	64,554
259,297	Loan ID 200486	Fixed	3.500%	1/1/2043	211,426
476,755	Loan ID 200487	Fixed	6.000%	3/1/2037	308,309
164,640	Loan ID 200488	Fixed	4.250%	1/1/2044	142,231
118,832	Loan ID 200489	Fixed	4.000%	3/1/2043	98,192
89,742	Loan ID 200490	Fixed	4.000%	11/1/2028	77,875
212,309	Loan ID 200491	Fixed	5.500%	10/1/2039	187,034
125,502	Loan ID 200492	Fixed	4.000%	1/1/2043	104,809
74,134	Loan ID 200493	Fixed	4.500%	12/1/2025	66,161
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 285,580	Loan ID 200494	Fixed	4.625%	10/1/2043	$ 255,342
365,345	Loan ID 200495	Fixed	4.875%	12/1/2041	316,557
208,476	Loan ID 200496	Fixed	3.875%	2/1/2043	181,043
336,156	Loan ID 200497	Fixed	3.250%	4/1/2043	273,181
269,773	Loan ID 200498	Fixed	4.000%	2/1/2043	226,795
281,507	Loan ID 200499	Fixed	4.250%	1/1/2043	241,725
228,498	Loan ID 200500	Fixed	5.875%	2/1/2037	178,955
155,725	Loan ID 200501	Fixed	7.250%	12/1/2037	133,995
145,473	Loan ID 200502	Fixed	5.000%	6/1/2049	117,951
271,018	Loan ID 200503	Fixed	7.500%	8/1/2037	230,473
399,550	Loan ID 200504	Fixed	3.375%	3/1/2043	325,186
76,816	Loan ID 200507	Fixed	4.500%	9/1/2042	61,834
261,097	Loan ID 200508	Fixed	2.000%	10/1/2040	190,250
212,468	Loan ID 200509	Fixed	2.000%	12/1/2052	135,414
254,715	Loan ID 200511	Fixed	4.875%	1/1/2044	228,451
132,562	Loan ID 200512	Fixed	2.875%	2/1/2035	110,113
176,050	Loan ID 200513	Fixed	3.000%	10/1/2038	138,116
344,200	Loan ID 200514	Fixed	3.000%	4/1/2047	257,933
102,832	Loan ID 200515	Fixed	8.250%	2/1/2039	93,808
394,666	Loan ID 200516	Fixed	5.250%	1/1/2037	335,316
106,990	Loan ID 200517	Fixed	8.000%	5/1/2039	95,041
208,684	Loan ID 200518	Fixed	3.000%	12/1/2050	171,073
324,011	Loan ID 200519	Fixed	3.000%	11/1/2049	262,197
69,198	Loan ID 200520	Fixed	3.260%	7/1/2053	53,170
126,466	Loan ID 200524	Fixed	3.500%	6/1/2043	105,059
295,909	Loan ID 200525	Fixed	3.250%	12/1/2042	246,209
163,157	Loan ID 200526	Fixed	3.625%	3/1/2043	135,714
114,869	Loan ID 200527	Fixed	4.500%	12/1/2043	102,164
141,015	Loan ID 200528	Fixed	4.375%	2/1/2044	121,235
408,642	Loan ID 200529	Fixed	4.625%	2/1/2044	368,408
33,424	Loan ID 200530	Fixed	5.375%	2/1/2044	26,607
179,594	Loan ID 200531	Fixed	4.625%	11/1/2043	162,473
117,324	Loan ID 200532	Fixed	3.250%	7/1/2043	97,249
140,845	Loan ID 200533	Fixed	4.250%	1/1/2044	115,155
63,094	Loan ID 200536	Fixed	3.750%	10/1/2042	41,251
127,434	Loan ID 200537	Fixed	4.500%	3/1/2042	100,675
96,559	Loan ID 200538	Fixed	4.750%	1/1/2043	85,363
275,512	Loan ID 200539	Fixed	4.500%	2/1/2043	228,250
87,224	Loan ID 200540	Fixed	3.875%	2/1/2043	72,757
83,922	Loan ID 200541	Fixed	7.875%	9/1/2037	57,647
186,798	Loan ID 200542	Fixed	4.500%	4/1/2037	136,342
57,622	Loan ID 200543	ARM	7.250%	2/1/2037	31,124
392,065	Loan ID 200544	Fixed	5.000%	2/1/2044	360,003
62,364	Loan ID 200545	Fixed	4.375%	2/1/2029	53,386
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 124,982	Loan ID 200546	Fixed	5.375%	12/1/2043	$ 109,122
268,596	Loan ID 200547	Fixed	3.750%	3/1/2043	232,192
175,147	Loan ID 200548	Fixed	5.250%	2/1/2044	158,822
174,577	Loan ID 200550	Fixed	3.750%	3/1/2043	145,448
317,638	Loan ID 200551	Fixed	4.375%	1/1/2044	275,416
200,241	Loan ID 200552	Fixed	4.500%	1/1/2044	173,733
289,808	Loan ID 200553	Fixed	4.625%	12/1/2043	263,845
226,598	Loan ID 200555	Fixed	4.375%	1/1/2044	195,447
400,477	Loan ID 200556	Fixed	3.625%	12/1/2028	346,720
111,783	Loan ID 200557	Fixed	9.077%	8/1/2035	88,884
104,574	Loan ID 200558	Fixed	6.590%	7/1/2037	84,501
196,353	Loan ID 200559	Fixed	9.500%	4/14/2035	155,104
126,280	Loan ID 200560	Fixed	5.750%	5/1/2035	102,549
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	183,464
232,966	Loan ID 200563	Fixed	5.125%	1/1/2039	190,988
143,771	Loan ID 200564	Fixed	4.875%	5/1/2039	116,891
531,186	Loan ID 200565	Fixed	4.000%	6/1/2037	438,142
372,914	Loan ID 200566	Fixed	6.500%	7/1/2047	263,363
136,817	Loan ID 200567	Fixed	3.375%	5/1/2043	113,253
63,836	Loan ID 200568	Fixed	4.000%	12/1/2043	55,272
102,013	Loan ID 200569	Fixed	5.125%	2/1/2044	85,777
442,555	Loan ID 200570	Fixed	3.625%	6/1/2043	390,209
140,410	Loan ID 200571	Fixed	4.500%	7/1/2043	122,122
170,883	Loan ID 200572	Fixed	4.375%	3/1/2044	150,564
99,547	Loan ID 200573	Fixed	3.750%	9/1/2042	73,341
134,025	Loan ID 200574	Fixed	4.875%	1/1/2044	123,102
135,469	Loan ID 200575	Fixed	4.125%	5/1/2042	105,547
343,806	Loan ID 200576	Fixed	3.750%	6/1/2042	264,215
235,713	Loan ID 200577	Fixed	3.125%	4/1/2028	205,642
189,604	Loan ID 200578	Fixed	4.750%	8/1/2040	172,888
50,381	Loan ID 200579	Fixed	4.875%	5/1/2042	39,437
183,091	Loan ID 200580	Fixed	4.125%	11/1/2041	153,275
39,895	Loan ID 200581	Fixed	4.750%	9/1/2042	33,294
386,119	Loan ID 200582	Fixed	4.000%	11/1/2042	318,169
95,401	Loan ID 200583	Fixed	3.625%	9/1/2027	83,571
362,100	Loan ID 200584	Fixed	3.375%	4/1/2043	308,203
161,498	Loan ID 200585	Fixed	4.000%	5/1/2042	126,152
339,679	Loan ID 200586	Fixed	3.500%	1/1/2043	303,379
689,315	Loan ID 200587	Fixed	4.750%	10/1/2040	625,541
261,361	Loan ID 200588	Fixed	3.750%	5/1/2042	238,658
62,531	Loan ID 200590	Fixed	4.125%	7/1/2042	51,355
106,076	Loan ID 200591	Fixed	4.875%	3/1/2043	96,290
101,558	Loan ID 200592	Fixed	4.375%	6/1/2042	87,052
69,837	Loan ID 200593	Fixed	3.875%	6/1/2042	57,727
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 235,376	Loan ID 200594	Fixed	4.250%	4/1/2043	$ 214,857
41,134	Loan ID 200597	Fixed	5.625%	2/1/2044	33,702
139,867	Loan ID 200598	Fixed	4.625%	2/1/2044	125,209
124,347	Loan ID 200599	Fixed	4.125%	2/1/2043	103,902
206,069	Loan ID 200600	Fixed	4.625%	4/1/2044	182,384
112,659	Loan ID 200601	Fixed	4.000%	3/1/2043	95,520
191,224	Loan ID 200602	Fixed	3.750%	3/1/2043	156,133
73,735	Loan ID 200603	Fixed	4.125%	6/1/2043	59,783
76,215	Loan ID 200604	Fixed	3.500%	1/1/2043	62,145
144,422	Loan ID 200605	Fixed	4.875%	11/1/2043	122,682
132,766	Loan ID 200606	Fixed	3.625%	12/1/2042	111,022
241,656	Loan ID 200607	Fixed	2.875%	11/1/2027	196,143
140,181	Loan ID 200608	Fixed	4.125%	11/1/2043	116,700
139,014	Loan ID 200609	Fixed	4.500%	3/1/2044	120,491
62,780	Loan ID 200611	Fixed	4.625%	5/1/2043	52,787
129,959	Loan ID 200612	Fixed	4.500%	2/1/2043	114,731
212,953	Loan ID 200613	Fixed	3.369%	1/1/2043	178,360
106,535	Loan ID 200614	Fixed	5.000%	1/1/2044	93,104
105,247	Loan ID 200615	Fixed	4.250%	8/1/2043	94,261
349,184	Loan ID 200616	Fixed	4.875%	2/1/2044	311,296
93,471	Loan ID 200617	Fixed	4.750%	9/1/2043	56,481
133,357	Loan ID 200618	Fixed	4.375%	5/1/2042	110,209
237,071	Loan ID 200620	Fixed	4.250%	10/1/2043	188,408
137,026	Loan ID 200621	Fixed	3.625%	1/1/2043	122,428
305,111	Loan ID 200622	Fixed	4.750%	12/1/2043	273,608
76,426	Loan ID 200623	Fixed	4.375%	12/1/2042	64,094
262,976	Loan ID 200624	Fixed	4.125%	4/1/2043	221,117
120,949	Loan ID 200625	Fixed	4.500%	11/1/2043	88,916
120,747	Loan ID 200626	Fixed	4.500%	10/1/2043	101,799
136,074	Loan ID 200627	Fixed	4.250%	10/1/2043	118,072
88,521	Loan ID 200628	Fixed	3.250%	2/1/2028	77,157
159,937	Loan ID 200629	Fixed	4.375%	9/1/2043	136,412
170,204	Loan ID 200630	Fixed	5.250%	9/1/2043	154,459
301,979	Loan ID 200631	Fixed	3.250%	6/1/2043	259,662
352,558	Loan ID 200632	Fixed	5.250%	5/1/2044	324,727
230,625	Loan ID 200633	Fixed	5.125%	5/1/2044	212,839
239,360	Loan ID 200634	Fixed	4.375%	1/1/2044	209,892
113,523	Loan ID 200635	Fixed	3.750%	5/1/2029	101,854
199,519	Loan ID 200636	Fixed	3.750%	2/1/2053	168,122
185,474	Loan ID 200637	Fixed	5.375%	4/1/2040	140,883
194,087	Loan ID 200638	Fixed	3.875%	3/1/2043	164,374
150,995	Loan ID 200640	Fixed	5.125%	3/1/2044	136,838
175,333	Loan ID 200641	Fixed	5.250%	4/1/2044	157,286
149,082	Loan ID 200642	Fixed	5.000%	3/1/2044	126,122
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 173,212	Loan ID 200644	Fixed	4.750%	3/1/2044	$ 153,777
121,044	Loan ID 200645	Fixed	5.000%	4/1/2044	109,621
121,678	Loan ID 200647	Fixed	4.250%	1/1/2044	107,482
158,090	Loan ID 200648	Fixed	4.750%	3/1/2044	141,072
147,158	Loan ID 200649	Fixed	4.375%	3/1/2044	131,450
133,092	Loan ID 200650	Fixed	4.875%	5/1/2044	118,385
273,312	Loan ID 200651	Fixed	3.625%	7/1/2043	237,435
173,434	Loan ID 200652	Fixed	4.125%	5/1/2038	95,577
359,806	Loan ID 200653	Fixed	4.000%	4/1/2053	253,249
284,591	Loan ID 200654	Fixed	5.125%	2/1/2041	228,035
145,546	Loan ID 200655	Fixed	3.375%	5/1/2043	121,305
159,545	Loan ID 200656	Fixed	6.875%	7/1/2037	83,058
148,047	Loan ID 200657	Fixed	4.875%	8/1/2051	124,327
348,525	Loan ID 200658	Fixed	2.000%	1/1/2044	149,885
213,178	Loan ID 200659	Fixed	4.000%	3/1/2053	187,650
189,077	Loan ID 200660	Fixed	5.875%	3/1/2038	146,454
388,543	Loan ID 200661	Fixed	4.000%	2/1/2043	336,268
217,426	Loan ID 200662	Fixed	5.000%	3/1/2044	196,684
70,869	Loan ID 200663	Fixed	4.750%	5/1/2044	63,792
283,531	Loan ID 200664	Fixed	4.750%	4/1/2044	258,503
272,123	Loan ID 200665	Fixed	5.299%	12/1/2046	124,662
220,621	Loan ID 200666	Fixed	5.890%	8/26/2035	137,837
229,636	Loan ID 200667	Fixed	4.625%	6/1/2044	205,816
312,880	Loan ID 200668	Fixed	3.625%	4/1/2043	268,530
159,480	Loan ID 200669	Fixed	5.250%	4/1/2044	142,475
69,043	Loan ID 200670	Fixed	4.375%	2/1/2029	54,773
244,482	Loan ID 200671	Fixed	4.625%	8/1/2043	214,473
163,594	Loan ID 200672	Fixed	3.750%	7/1/2043	137,634
141,728	Loan ID 200673	Fixed	4.625%	5/1/2044	120,469
318,227	Loan ID 200674	Fixed	4.500%	5/1/2044	261,354
319,152	Loan ID 200675	Fixed	5.125%	4/1/2044	285,709
99,312	Loan ID 200676	Fixed	3.750%	6/1/2043	76,654
134,919	Loan ID 200677	Fixed	3.625%	5/1/2028	117,648
478,646	Loan ID 200678	Fixed	4.375%	2/1/2044	432,715
261,562	Loan ID 200679	Fixed	5.000%	4/1/2044	204,453
65,386	Loan ID 200680	Fixed	5.375%	3/1/2044	49,828
195,663	Loan ID 200682	Fixed	4.875%	5/1/2044	164,275
219,007	Loan ID 200683	Fixed	4.500%	4/1/2044	192,965
129,837	Loan ID 200684	Fixed	4.875%	4/1/2044	116,897
236,379	Loan ID 200685	Fixed	4.875%	5/1/2044	197,197
44,336	Loan ID 200686	Fixed	5.000%	5/1/2044	36,351
59,060	Loan ID 200687	Fixed	5.125%	5/1/2044	46,299
153,426	Loan ID 200688	Fixed	4.250%	3/1/2053	102,840
138,652	Loan ID 200689	Fixed	4.375%	12/1/2043	101,367
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 233,383	Loan ID 200690	Fixed	4.250%	4/1/2044	$ 201,919
296,568	Loan ID 200691	Fixed	4.500%	5/1/2044	246,721
251,049	Loan ID 200692	Fixed	4.625%	7/1/2044	222,936
183,481	Loan ID 200693	Fixed	3.250%	4/1/2043	145,092
110,280	Loan ID 200694	Fixed	4.500%	9/1/2043	86,428
138,145	Loan ID 200695	Fixed	5.000%	12/1/2043	111,106
50,486	Loan ID 200696	Fixed	3.750%	10/1/2042	41,111
139,908	Loan ID 200697	Fixed	4.500%	1/1/2044	110,408
107,269	Loan ID 200698	Fixed	3.875%	7/1/2042	78,879
191,069	Loan ID 200699	Fixed	4.125%	7/1/2044	165,678
99,583	Loan ID 200700	Fixed	4.250%	2/1/2044	82,959
172,978	Loan ID 200701	Fixed	4.750%	6/1/2044	145,829
157,531	Loan ID 200702	Fixed	4.750%	5/1/2044	131,475
201,906	Loan ID 200703	Fixed	3.875%	6/1/2043	168,840
100,174	Loan ID 200704	Fixed	4.375%	3/1/2043	88,477
138,072	Loan ID 200705	Fixed	4.625%	4/1/2044	120,162
105,682	Loan ID 200706	Fixed	4.990%	6/1/2044	94,321
103,008	Loan ID 200707	Fixed	4.875%	2/1/2044	91,831
137,198	Loan ID 200708	Fixed	4.875%	2/1/2044	121,758
52,939	Loan ID 200709	Fixed	4.375%	4/1/2043	43,961
119,161	Loan ID 200710	Fixed	4.500%	7/1/2044	103,051
120,442	Loan ID 200711	Fixed	3.750%	7/1/2043	95,585
225,153	Loan ID 200712	Fixed	3.875%	2/1/2044	196,379
101,268	Loan ID 200713	Fixed	4.250%	12/1/2043	90,118
622,252	Loan ID 200714	Fixed	2.175%	11/1/2036	486,296
210,969	Loan ID 200716	ARM	3.230%	8/1/2037	144,834
147,294	Loan ID 200720	ARM	3.250%	4/1/2042	125,012
188,597	Loan ID 200721	Fixed	3.000%	8/1/2037	131,240
192,099	Loan ID 200725	Fixed	7.000%	7/1/2037	138,296
151,733	Loan ID 200726	Fixed	4.125%	9/1/2037	93,352
182,608	Loan ID 200727	Fixed	2.625%	7/1/2037	142,510
266,712	Loan ID 200728	ARM	2.625%	5/1/2037	164,720
353,858	Loan ID 200729	ARM	3.375%	11/1/2037	235,855
446,692	Loan ID 200730	ARM	2.625%	9/1/2036	373,957
204,722	Loan ID 200732	Fixed	3.125%	9/1/2027	177,765
240,175	Loan ID 200733	Fixed	3.750%	12/1/2042	201,839
252,083	Loan ID 200734	ARM	3.375%	4/1/2044	208,634
105,271	Loan ID 200735	Fixed	4.500%	6/1/2044	92,651
148,877	Loan ID 200736	Fixed	4.750%	5/1/2044	118,459
146,557	Loan ID 200737	Fixed	4.750%	5/1/2044	86,569
607,769	Loan ID 200738	Fixed	4.125%	6/1/2044	540,300
363,794	Loan ID 200739	Fixed	4.625%	8/1/2044	314,260
135,557	Loan ID 200740	Fixed	4.875%	6/1/2044	115,622
111,376	Loan ID 200741	Fixed	4.250%	6/1/2044	84,962
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 183,739	Loan ID 200742	Fixed	4.250%	4/1/2043	$ 152,124
318,446	Loan ID 200743	Fixed	4.990%	7/1/2044	293,480
199,748	Loan ID 200744	Fixed	3.625%	6/1/2043	166,391
127,922	Loan ID 200745	Fixed	3.250%	6/1/2043	105,238
379,926	Loan ID 200746	Fixed	5.250%	6/1/2044	309,912
344,562	Loan ID 200747	Fixed	4.125%	5/1/2043	295,747
465,419	Loan ID 200748	Fixed	4.750%	12/1/2043	422,106
158,869	Loan ID 200749	Fixed	4.750%	9/1/2043	144,194
252,345	Loan ID 200750	Fixed	4.750%	5/1/2044	233,016
171,722	Loan ID 200751	Fixed	3.750%	7/1/2029	153,905
171,903	Loan ID 200752	Fixed	4.750%	10/1/2043	130,053
61,765	Loan ID 200753	Fixed	5.250%	5/1/2044	48,660
230,913	Loan ID 200754	Fixed	4.750%	8/1/2044	209,716
58,565	Loan ID 200755	Fixed	4.250%	6/1/2043	46,201
196,208	Loan ID 200756	Fixed	4.875%	11/1/2043	171,033
159,087	Loan ID 200757	Fixed	4.250%	7/1/2044	142,107
307,119	Loan ID 200758	Fixed	3.000%	2/1/2052	235,880
132,274	Loan ID 200759	Fixed	3.750%	6/1/2043	114,037
181,580	Loan ID 200760	Fixed	3.750%	6/1/2043	156,093
112,843	Loan ID 200761	Fixed	4.625%	1/1/2044	74,553
313,970	Loan ID 200762	Fixed	3.875%	5/1/2042	278,340
159,711	Loan ID 200763	Fixed	4.250%	11/1/2043	143,042
320,771	Loan ID 200764	Fixed	3.875%	6/1/2043	276,069
211,953	Loan ID 200765	Fixed	4.875%	11/1/2043	181,805
515,552	Loan ID 200766	Fixed	3.625%	12/1/2042	449,672
420,964	Loan ID 200767	Fixed	5.000%	6/1/2042	371,284
523,133	Loan ID 200768	Fixed	4.000%	6/1/2043	439,657
141,735	Loan ID 200770	Fixed	4.000%	5/1/2043	123,678
181,921	Loan ID 200771	Fixed	4.500%	4/1/2043	144,339
257,664	Loan ID 200772	Fixed	3.750%	3/1/2043	224,714
60,353	Loan ID 200773	Fixed	3.750%	10/1/2043	39,570
214,244	Loan ID 200774	Fixed	3.875%	7/1/2043	186,926
46,204	Loan ID 200775	Fixed	4.250%	4/1/2043	38,880
84,542	Loan ID 200776	Fixed	4.250%	3/1/2044	70,034
55,343	Loan ID 200777	Fixed	4.750%	6/1/2044	46,657
110,482	Loan ID 200778	Fixed	4.625%	6/1/2044	100,981
147,678	Loan ID 200779	Fixed	4.625%	8/1/2044	131,344
38,396	Loan ID 200780	Fixed	4.250%	8/1/2044	31,818
172,941	Loan ID 200781	Fixed	4.625%	9/1/2044	157,855
144,822	Loan ID 200783	Fixed	4.750%	9/1/2044	132,393
412,243	Loan ID 200784	Fixed	4.125%	9/1/2044	363,056
118,717	Loan ID 200785	Fixed	4.500%	8/1/2044	105,891
234,780	Loan ID 200786	Fixed	4.625%	7/1/2044	212,659
44,560	Loan ID 200787	Fixed	4.750%	9/1/2044	36,011
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 208,605	Loan ID 200788	Fixed	3.625%	12/1/2028	$ 183,518
135,556	Loan ID 200789	Fixed	3.750%	9/1/2044	115,303
156,655	Loan ID 200790	Fixed	4.250%	8/1/2044	137,271
209,764	Loan ID 200791	Fixed	4.875%	6/1/2044	191,513
376,249	Loan ID 200792	Fixed	3.375%	1/1/2043	285,511
376,642	Loan ID 200793	Fixed	2.000%	10/1/2051	287,564
235,009	Loan ID 200794	Fixed	2.000%	4/1/2050	124,303
97,751	Loan ID 200795	Fixed	6.750%	8/1/2036	63,002
73,537	Loan ID 200796	Fixed	2.170%	12/1/2053	46,225
429,175	Loan ID 200797	Fixed	2.000%	6/1/2052	269,883
62,036	Loan ID 200799	Fixed	3.000%	2/5/2053	50,489
62,684	Loan ID 200800	Fixed	4.000%	1/1/2053	43,356
114,846	Loan ID 200801	Fixed	2.000%	7/1/2037	73,167
216,933	Loan ID 200802	Fixed	5.000%	1/1/2042	135,867
365,719	Loan ID 200803	Fixed	2.250%	11/1/2050	346,213
76,745	Loan ID 200804	Fixed	2.000%	6/1/2050	41,118
163,155	Loan ID 200805	Fixed	2.000%	7/1/2050	133,277
160,001	Loan ID 200806	Fixed	5.000%	8/1/2049	97,583
303,395	Loan ID 200807	Fixed	2.460%	7/1/2047	242,007
65,687	Loan ID 200808	Fixed	2.000%	11/1/2050	34,680
118,389	Loan ID 200809	Fixed	3.000%	4/1/2050	100,680
145,593	Loan ID 200810	Fixed	3.000%	1/1/2050	122,229
118,745	Loan ID 200811	Fixed	3.000%	4/1/2050	101,093
145,712	Loan ID 200812	Fixed	4.080%	4/1/2042	98,154
280,376	Loan ID 200813	Fixed	2.000%	12/1/2049	221,583
246,906	Loan ID 200814	Fixed	8.250%	7/1/2039	200,751
318,318	Loan ID 200815	Fixed	2.000%	3/1/2053	254,383
85,781	Loan ID 200816	Fixed	2.000%	11/1/2050	68,006
292,294	Loan ID 200817	Fixed	3.000%	1/1/2050	170,134
55,787	Loan ID 200818	Fixed	3.490%	8/1/2051	36,807
268,274	Loan ID 200819	Fixed	2.000%	9/1/2053	136,673
140,763	Loan ID 200820	Fixed	4.000%	7/1/2044	113,390
215,934	Loan ID 200821	Fixed	4.250%	8/1/2044	186,379
329,700	Loan ID 200822	Fixed	4.750%	1/1/2042	295,791
84,476	Loan ID 200823	Fixed	4.250%	9/1/2044	65,544
229,576	Loan ID 200824	Fixed	4.250%	8/1/2044	199,601
109,788	Loan ID 200826	Fixed	4.375%	9/1/2044	96,198
193,640	Loan ID 200827	Fixed	3.875%	6/1/2044	168,866
243,007	Loan ID 200828	Fixed	4.375%	7/1/2044	208,797
267,809	Loan ID 200829	Fixed	4.375%	7/1/2043	239,488
220,036	Loan ID 200830	Fixed	2.875%	7/1/2044	186,818
90,890	Loan ID 200831	Fixed	4.250%	10/1/2044	79,710
353,303	Loan ID 200832	Fixed	4.250%	10/1/2044	316,940
370,550	Loan ID 200833	Fixed	4.250%	1/1/2043	329,242
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 166,732	Loan ID 200834	Fixed	4.125%	7/1/2043	$ 145,479
341,182	Loan ID 200835	Fixed	5.000%	8/1/2043	298,751
763,385	Loan ID 200836	Fixed	4.250%	9/1/2044	686,041
343,902	Loan ID 200837	Fixed	4.625%	8/1/2044	315,269
190,565	Loan ID 200838	Fixed	3.750%	8/1/2044	167,515
243,934	Loan ID 200839	Fixed	5.000%	5/1/2044	222,632
330,425	Loan ID 200840	Fixed	3.750%	7/1/2044	271,950
133,302	Loan ID 200841	Fixed	4.250%	7/1/2044	112,633
188,931	Loan ID 200842	Fixed	4.250%	8/1/2044	167,740
371,099	Loan ID 200843	Fixed	4.750%	10/1/2043	332,998
316,153	Loan ID 200844	Fixed	4.500%	7/1/2043	276,963
254,700	Loan ID 200845	Fixed	4.125%	6/1/2032	171,339
212,175	Loan ID 200846	Fixed	4.375%	11/1/2043	161,609
188,074	Loan ID 200847	Fixed	4.750%	10/1/2044	171,695
183,701	Loan ID 200848	Fixed	2.000%	6/1/2051	132,790
227,585	Loan ID 200849	Fixed	5.014%	11/1/2047	139,908
149,385	Loan ID 200850	Fixed	2.000%	6/1/2051	78,259
190,579	Loan ID 200851	Fixed	4.000%	7/1/2051	137,357
635,409	Loan ID 200852	Fixed	2.868%	2/1/2053	462,006
118,766	Loan ID 200853	Fixed	2.818%	4/1/2037	84,935
108,222	Loan ID 200854	Fixed	2.500%	4/1/2053	84,417
225,171	Loan ID 200855	ARM	3.580%	7/1/2037	164,364
222,371	Loan ID 200856	Fixed	4.000%	6/1/2042	117,702
244,615	Loan ID 200857	Fixed	2.125%	7/1/2040	140,422
275,718	Loan ID 200858	Fixed	2.000%	1/1/2053	199,825
249,080	Loan ID 200859	Fixed	2.170%	12/1/2052	153,912
172,508	Loan ID 200860	Fixed	2.000%	3/1/2052	107,997
441,296	Loan ID 200861	Fixed	2.000%	6/1/2054	350,639
159,560	Loan ID 200862	Fixed	2.748%	8/1/2050	115,934
260,756	Loan ID 200863	Fixed	2.000%	7/1/2052	206,718
277,611	Loan ID 200864	Fixed	2.000%	1/1/2037	171,340
215,434	Loan ID 200865	Fixed	3.060%	11/1/2053	156,002
276,597	Loan ID 200866	Fixed	2.000%	5/1/2053	220,610
117,146	Loan ID 200867	Fixed	2.370%	9/1/2053	84,566
317,734	Loan ID 200869	ARM	3.740%	4/1/2037	208,707
2,766,519	Loan ID 200871	Fixed	2.000%	8/1/2053	1,968,022
399,708	Loan ID 200872	Fixed	3.200%	8/1/2050	287,895
204,686	Loan ID 200873	Fixed	3.525%	11/1/2053	148,501
216,152	Loan ID 200874	Fixed	2.000%	11/1/2047	129,580
586,789	Loan ID 200875	Fixed	2.000%	5/1/2054	419,825
205,915	Loan ID 200876	Fixed	2.625%	5/1/2035	167,642
406,033	Loan ID 200877	Fixed	4.750%	9/1/2042	292,921
140,945	Loan ID 200878	Fixed	2.000%	7/1/2050	101,074
522,956	Loan ID 200879	Fixed	2.375%	3/1/2036	404,650
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 198,432	Loan ID 200880	Fixed	4.250%	6/1/2043	$ 167,741
301,830	Loan ID 200881	Fixed	4.875%	8/1/2040	199,011
186,172	Loan ID 200882	Fixed	5.125%	9/1/2043	167,835
94,289	Loan ID 200883	Fixed	3.375%	5/1/2028	82,019
179,254	Loan ID 200885	Fixed	4.875%	10/1/2044	156,381
100,689	Loan ID 200886	Fixed	4.250%	10/1/2044	86,152
260,681	Loan ID 200887	Fixed	4.750%	9/1/2044	236,220
248,324	Loan ID 200888	Fixed	4.500%	9/1/2044	211,307
142,852	Loan ID 200889	Fixed	4.500%	10/1/2044	125,915
139,096	Loan ID 200890	Fixed	4.375%	11/1/2044	117,241
214,722	Loan ID 200891	Fixed	4.250%	10/1/2044	180,682
265,299	Loan ID 200892	Fixed	3.750%	9/1/2043	229,925
230,596	Loan ID 200893	Fixed	5.000%	11/1/2043	201,232
102,945	Loan ID 200894	Fixed	5.000%	10/1/2043	90,581
234,884	Loan ID 200895	Fixed	3.875%	11/1/2043	195,892
201,533	Loan ID 200897	Fixed	4.750%	10/1/2044	164,113
228,626	Loan ID 200898	Fixed	4.250%	10/1/2043	129,857
119,972	Loan ID 200899	Fixed	4.625%	1/1/2044	66,090
389,585	Loan ID 200900	Fixed	4.375%	9/1/2044	334,886
221,586	Loan ID 200901	Fixed	4.250%	4/1/2044	181,751
684,724	Loan ID 200902	Fixed	4.250%	9/1/2044	605,632
335,200	Loan ID 200903	Fixed	4.750%	5/1/2044	303,428
258,932	Loan ID 200904	Fixed	5.125%	9/1/2044	223,502
413,685	Loan ID 200905	Fixed	5.375%	9/1/2044	367,127
331,256	Loan ID 200906	Fixed	4.875%	2/1/2035	290,665
355,573	Loan ID 200907	ARM	3.300%	8/1/2047	250,165
108,818	Loan ID 200908	Fixed	4.000%	6/1/2049	91,199
118,799	Loan ID 200909	Fixed	4.870%	3/1/2046	103,277
210,240	Loan ID 200910	Fixed	3.300%	4/1/2053	165,191
150,411	Loan ID 200911	Fixed	3.380%	9/1/2053	123,179
723,314	Loan ID 200912	Fixed	3.500%	3/1/2037	636,710
61,427	Loan ID 200913	Fixed	4.250%	5/1/2047	44,036
157,396	Loan ID 200914	Fixed	2.875%	12/1/2047	91,787
144,554	Loan ID 200915	Fixed	2.990%	9/1/2053	108,853
94,358	Loan ID 200916	Fixed	4.000%	10/1/2037	76,119
163,687	Loan ID 200917	Fixed	4.875%	1/1/2051	140,099
524,771	Loan ID 200918	Fixed	3.875%	10/1/2035	388,230
569,687	Loan ID 200919	Fixed	3.000%	8/1/2045	462,840
134,625	Loan ID 200920	Fixed	3.875%	8/1/2048	96,943
101,529	Loan ID 200921	ARM	3.125%	7/1/2051	81,674
435,330	Loan ID 200922	Fixed	3.340%	9/1/2053	353,703
457,081	Loan ID 200923	Fixed	2.750%	12/1/2036	366,812
521,166	Loan ID 200924	Fixed	4.000%	9/1/2051	454,547
462,691	Loan ID 200925	Fixed	4.000%	4/1/2055	403,824
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 349,584	Loan ID 200927	Fixed	3.000%	8/1/2038	$ 288,677
130,177	Loan ID 200928	Fixed	4.800%	12/1/2036	110,727
168,554	Loan ID 200929	Fixed	4.625%	1/1/2043	147,643
190,822	Loan ID 200930	Fixed	2.000%	12/1/2050	123,900
317,065	Loan ID 200931	Fixed	4.250%	12/1/2052	272,860
191,102	Loan ID 200932	Fixed	3.500%	5/1/2043	137,085
316,949	Loan ID 200933	Fixed	4.250%	3/1/2043	274,216
120,476	Loan ID 200934	Fixed	3.810%	1/1/2043	95,871
187,087	Loan ID 200935	Fixed	3.875%	4/1/2043	152,860
205,154	Loan ID 200936	Fixed	4.000%	5/1/2042	166,969
108,426	Loan ID 200937	Fixed	5.500%	5/1/2041	89,024
181,548	Loan ID 200938	Fixed	4.125%	4/1/2043	147,325
127,985	Loan ID 200939	Fixed	4.170%	5/1/2042	104,319
210,205	Loan ID 200940	Fixed	3.250%	2/1/2043	170,968
122,527	Loan ID 200941	Fixed	3.780%	1/1/2043	103,660
293,075	Loan ID 200942	Fixed	4.000%	4/1/2043	245,870
124,926	Loan ID 200943	Fixed	4.875%	11/1/2043	109,634
109,236	Loan ID 200944	Fixed	4.500%	2/1/2044	96,315
146,752	Loan ID 200945	Fixed	5.125%	4/1/2044	126,087
302,695	Loan ID 200947	Fixed	4.000%	2/1/2043	254,217
134,806	Loan ID 200948	Fixed	4.625%	12/1/2042	117,466
295,608	Loan ID 200949	Fixed	3.875%	4/1/2043	255,186
110,933	Loan ID 200950	Fixed	4.750%	12/1/2042	95,825
329,179	Loan ID 200951	Fixed	2.375%	7/1/2038	253,114
191,221	Loan ID 200952	Fixed	3.875%	1/1/2043	155,003
124,138	Loan ID 200953	Fixed	3.750%	12/1/2042	104,979
398,967	Loan ID 200954	Fixed	3.625%	1/1/2043	332,328
350,115	Loan ID 200955	Fixed	3.250%	5/1/2043	291,123
269,626	Loan ID 200956	Fixed	5.000%	8/1/2051	220,226
175,883	Loan ID 200957	Fixed	3.875%	6/1/2043	147,234
101,379	Loan ID 200958	Fixed	3.875%	6/1/2043	85,629
439,590	Loan ID 200959	Fixed	4.000%	11/1/2042	369,350
397,125	Loan ID 200960	Fixed	3.500%	1/1/2043	323,811
187,597	Loan ID 200961	Fixed	4.750%	6/1/2043	163,818
219,006	Loan ID 200962	Fixed	4.250%	10/1/2044	181,602
123,320	Loan ID 200963	Fixed	4.750%	9/1/2044	106,068
371,664	Loan ID 200964	Fixed	3.750%	7/1/2043	310,517
215,505	Loan ID 200965	Fixed	4.125%	11/1/2044	178,464
152,589	Loan ID 200966	Fixed	4.875%	7/1/2044	127,483
74,010	Loan ID 200967	Fixed	5.125%	5/1/2044	56,562
99,176	Loan ID 200968	Fixed	4.250%	11/1/2044	71,718
378,081	Loan ID 200969	Fixed	4.875%	8/1/2043	337,062
52,494	Loan ID 200970	Fixed	4.375%	8/1/2043	43,108
187,676	Loan ID 200971	Fixed	4.000%	1/1/2044	135,116
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 138,739	Loan ID 200972	Fixed	4.750%	2/1/2044	$ 123,372
142,280	Loan ID 200973	Fixed	4.500%	6/1/2044	121,914
160,649	Loan ID 200974	Fixed	4.250%	10/1/2044	139,306
59,550	Loan ID 200975	Fixed	4.750%	12/1/2044	52,367
208,888	Loan ID 200976	Fixed	4.500%	12/1/2044	173,378
365,785	Loan ID 200977	Fixed	4.875%	9/1/2044	320,636
125,977	Loan ID 200978	Fixed	4.625%	11/1/2044	109,193
185,193	Loan ID 200980	Fixed	4.250%	11/1/2044	161,943
321,899	Loan ID 200981	Fixed	4.625%	11/1/2044	287,451
148,979	Loan ID 200982	Fixed	4.375%	11/1/2044	91,286
232,557	Loan ID 200983	Fixed	4.375%	8/1/2044	197,231
159,752	Loan ID 200984	Fixed	5.000%	10/1/2043	136,994
271,204	Loan ID 200985	Fixed	4.250%	12/1/2044	239,126
160,319	Loan ID 200986	Fixed	4.250%	12/1/2044	136,486
119,064	Loan ID 200987	Fixed	4.625%	10/1/2044	99,075
239,098	Loan ID 200989	Fixed	3.750%	6/1/2029	183,350
139,211	Loan ID 200991	Fixed	4.500%	5/1/2044	90,202
299,536	Loan ID 200992	Fixed	4.125%	5/1/2043	251,185
177,464	Loan ID 200993	Fixed	2.004%	7/15/2049	123,657
208,268	Loan ID 200994	Fixed	4.125%	5/1/2053	172,503
203,729	Loan ID 200995	Fixed	2.750%	5/1/2047	154,780
59,354	Loan ID 200996	Fixed	2.500%	8/1/2048	38,178
102,400	Loan ID 200997	Fixed	2.000%	3/1/2051	76,378
375,504	Loan ID 200998	Fixed	2.250%	12/1/2050	281,580
102,559	Loan ID 200999	Fixed	4.250%	4/1/2044	81,316
77,394	Loan ID 201000	Fixed	5.125%	2/1/2039	68,657
104,898	Loan ID 201001	Fixed	7.413%	9/1/2037	92,972
39,192	Loan ID 201002	Fixed	0.000%	10/1/2024	32,922
39,880	Loan ID 201003	Fixed	0.000%	12/1/2024	33,500
137,325	Loan ID 201005	Fixed	4.750%	7/1/2041	116,898
45,386	Loan ID 201006	Fixed	6.875%	3/1/2038	38,871
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	70,920
80,978	Loan ID 201008	Fixed	7.125%	10/1/2038	72,289
79,145	Loan ID 201009	Fixed	0.000%	4/1/2033	66,646
84,875	Loan ID 201010	Fixed	5.500%	4/1/2039	75,165
54,142	Loan ID 201011	Fixed	0.000%	2/1/2023	45,674
48,261	Loan ID 201012	Fixed	7.500%	12/1/2038	42,711
58,656	Loan ID 201013	Fixed	7.500%	12/1/2038	51,911
103,010	Loan ID 201014	Fixed	0.000%	2/1/2033	86,642
22,724	Loan ID 201015	Fixed	0.000%	3/29/2021	19,084
109,574	Loan ID 201016	Fixed	6.500%	2/1/2036	94,206
31,196	Loan ID 201017	Fixed	0.000%	4/1/2032	26,205
319,025	Loan ID 201018	Fixed	6.750%	6/1/2037	284,926
105,826	Loan ID 201019	ARM	2.875%	2/1/2037	86,439
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 107,262	Loan ID 201020	Fixed	0.000%	10/1/2034	$ 90,654
104,061	Loan ID 201021	Fixed	6.870%	8/1/2047	92,325
85,365	Loan ID 201022	ARM	2.625%	5/1/2037	73,867
150,454	Loan ID 201023	Fixed	6.450%	2/1/2036	97,813
101,783	Loan ID 201024	Fixed	9.000%	3/1/2037	88,152
196,022	Loan ID 201025	ARM	2.875%	1/1/2042	167,206
84,664	Loan ID 201026	Fixed	7.750%	12/1/2035	62,790
108,578	Loan ID 201027	Fixed	9.538%	3/1/2037	94,881
176,235	Loan ID 201028	Fixed	4.625%	4/1/2044	147,336
360,248	Loan ID 201029	Fixed	4.125%	3/1/2044	285,562
108,257	Loan ID 201030	Fixed	5.000%	7/1/2042	87,701
198,643	Loan ID 201031	Fixed	4.375%	12/1/2044	164,618
147,515	Loan ID 201032	Fixed	4.500%	11/1/2044	115,676
299,400	Loan ID 201033	Fixed	4.125%	12/1/2044	254,612
67,228	Loan ID 201034	Fixed	4.625%	1/1/2045	48,577
107,290	Loan ID 201035	Fixed	4.375%	9/1/2044	69,324
102,659	Loan ID 201036	Fixed	4.375%	12/1/2044	85,702
71,498	Loan ID 201037	Fixed	8.250%	7/1/2039	61,216
114,523	Loan ID 201038	Fixed	8.250%	5/1/2039	98,570
462,886	Loan ID 201039	Fixed	4.500%	10/1/2045	346,164
289,643	Loan ID 201040	Fixed	2.000%	11/1/2045	202,054
94,062	Loan ID 201041	Fixed	3.750%	11/1/2052	79,874
122,817	Loan ID 201042	Fixed	3.000%	8/1/2047	90,439
118,941	Loan ID 201043	Fixed	4.000%	4/1/2039	110,142
194,444	Loan ID 201044	Fixed	4.870%	3/29/2037	168,599
117,397	Loan ID 201045	Fixed	2.000%	7/1/2037	93,200
274,970	Loan ID 201046	Fixed	2.000%	4/1/2053	202,851
112,749	Loan ID 201047	Fixed	2.000%	4/1/2053	79,325
179,697	Loan ID 201048	Fixed	2.000%	4/1/2052	147,254
503,437	Loan ID 201049	Fixed	2.000%	4/1/2052	321,190
661,681	Loan ID 201050	Fixed	2.000%	8/1/2053	499,919
280,746	Loan ID 201051	Fixed	3.174%	9/1/2053	211,334
132,135	Loan ID 201052	Fixed	2.000%	4/1/2053	84,582
67,489	Loan ID 201053	Fixed	3.860%	7/1/2053	56,493
222,344	Loan ID 201054	Fixed	2.400%	5/17/2050	175,982
601,764	Loan ID 201055	Fixed	3.125%	2/1/2037	491,589
618,417	Loan ID 201056	Fixed	2.000%	7/1/2054	492,822
175,985	Loan ID 201057	Fixed	2.000%	1/1/2050	129,203
145,967	Loan ID 201058	Fixed	2.500%	8/1/2037	116,221
140,197	Loan ID 201059	Fixed	2.000%	4/1/2053	104,630
124,129	Loan ID 201060	Fixed	2.625%	7/1/2035	101,126
89,653	Loan ID 201061	Fixed	3.000%	3/1/2050	73,441
124,951	Loan ID 201062	Fixed	3.100%	4/1/2047	101,993
129,760	Loan ID 201063	Fixed	4.000%	9/1/2047	99,002
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 52,856	Loan ID 201064	Fixed	2.000%	12/1/2052	$ 37,800
222,666	Loan ID 201065	Fixed	3.000%	7/1/2037	150,951
240,695	Loan ID 201066	Fixed	4.250%	12/1/2046	205,401
455,614	Loan ID 201067	Fixed	4.750%	1/1/2044	388,337
310,454	Loan ID 201068	Fixed	5.250%	5/1/2044	270,837
73,378	Loan ID 201069	Fixed	4.625%	12/1/2044	65,544
644,616	Loan ID 201070	Fixed	4.250%	2/1/2045	548,166
189,082	Loan ID 201071	Fixed	4.625%	11/1/2044	154,181
133,032	Loan ID 201072	Fixed	3.500%	3/1/2028	98,557
60,042	Loan ID 201073	Fixed	3.125%	4/1/2023	46,007
556,932	Loan ID 201074	Fixed	4.375%	2/1/2045	478,975
100,457	Loan ID 201075	Fixed	4.375%	10/1/2044	84,962
133,513	Loan ID 201076	Fixed	3.500%	12/1/2042	104,256
141,753	Loan ID 201077	Fixed	3.625%	7/1/2044	108,871
111,819	Loan ID 201078	Fixed	3.990%	7/1/2042	87,436
267,971	Loan ID 201079	Fixed	3.625%	3/1/2045	216,334
299,095	Loan ID 201080	Fixed	3.750%	3/1/2045	244,611
276,207	Loan ID 201081	ARM	3.000%	10/1/2044	221,546
129,036	Loan ID 201082	Fixed	3.875%	12/1/2044	109,940
377,032	Loan ID 201083	Fixed	5.375%	2/1/2044	311,253
235,929	Loan ID 201084	Fixed	5.000%	8/1/2038	196,038
145,112	Loan ID 201085	ARM	2.875%	6/1/2044	114,193
153,171	Loan ID 201086	Fixed	4.625%	11/1/2044	135,285
56,520	Loan ID 201087	Fixed	7.250%	7/1/2038	36,554
373,584	Loan ID 201088	ARM	3.500%	1/1/2044	310,401
282,813	Loan ID 201089	Fixed	4.000%	8/1/2044	238,686
263,235	Loan ID 201090	Fixed	3.625%	11/1/2044	222,303
166,304	Loan ID 201091	Fixed	4.125%	1/1/2045	143,449
231,195	Loan ID 201092	Fixed	5.250%	9/1/2043	178,168
143,186	Loan ID 201093	Fixed	4.125%	9/1/2043	86,788
158,455	Loan ID 201094	Fixed	4.550%	3/1/2044	129,198
246,205	Loan ID 201095	Fixed	3.875%	8/1/2044	209,970
237,990	Loan ID 201096	Fixed	3.625%	12/1/2042	180,870
246,075	Loan ID 201097	Fixed	3.990%	1/1/2045	204,630
295,911	Loan ID 201098	Fixed	4.250%	10/1/2044	253,744
161,115	Loan ID 201099	Fixed	2.875%	3/1/2030	137,499
103,636	Loan ID 201100	Fixed	4.125%	7/1/2043	84,749
363,898	Loan ID 201101	Fixed	4.625%	3/1/2045	321,580
122,635	Loan ID 201102	Fixed	4.625%	2/1/2045	81,705
163,305	Loan ID 201103	ARM	2.875%	5/1/2044	129,311
166,469	Loan ID 201104	Fixed	4.375%	4/1/2045	137,492
306,842	Loan ID 201105	Fixed	4.250%	11/1/2044	264,308
360,130	Loan ID 201106	Fixed	2.000%	8/1/2050	293,814
85,186	Loan ID 201107	Fixed	5.150%	2/1/2036	73,839
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 156,173	Loan ID 201108	Fixed	4.750%	2/1/2054	$ 138,533
443,035	Loan ID 201109	Fixed	2.000%	4/1/2036	357,356
567,240	Loan ID 201110	ARM	3.375%	4/1/2037	489,379
164,612	Loan ID 201111	Fixed	2.000%	4/1/2050	125,578
263,031	Loan ID 201112	Fixed	3.750%	8/1/2037	225,884
79,908	Loan ID 201113	Fixed	5.750%	12/1/2052	69,469
111,399	Loan ID 201114	Fixed	8.087%	5/1/2054	96,024
523,696	Loan ID 201115	Fixed	4.000%	2/1/2051	424,483
83,072	Loan ID 201116	Fixed	4.250%	10/1/2052	65,849
133,270	Loan ID 201117	Fixed	4.500%	11/1/2037	116,737
220,074	Loan ID 201118	Fixed	2.000%	11/1/2054	175,243
137,943	Loan ID 201119	Fixed	4.000%	5/1/2034	119,326
56,668	Loan ID 201120	Fixed	3.990%	4/1/2037	48,333
98,212	Loan ID 201121	Fixed	2.000%	11/1/2048	73,050
88,160	Loan ID 201122	Fixed	4.750%	11/1/2048	76,370
177,720	Loan ID 201123	Fixed	2.000%	7/1/2054	135,036
261,464	Loan ID 201124	Fixed	3.000%	4/1/2040	214,961
442,337	Loan ID 201125	Fixed	2.000%	5/1/2054	345,692
436,542	Loan ID 201126	Fixed	6.500%	4/1/2049	365,534
86,259	Loan ID 201127	ARM	2.625%	4/1/2037	68,399
284,422	Loan ID 201128	Fixed	2.000%	10/1/2036	227,155
162,885	Loan ID 201129	Fixed	4.875%	6/1/2051	132,765
127,472	Loan ID 201130	Fixed	4.850%	2/1/2038	111,118
117,997	Loan ID 201131	Fixed	5.353%	5/1/2053	104,740
176,188	Loan ID 201132	Fixed	2.000%	7/1/2037	139,873
156,923	Loan ID 201133	Fixed	2.000%	6/1/2051	124,578
204,709	Loan ID 201134	Fixed	2.000%	10/1/2053	164,511
548,000	Loan ID 201135	Fixed	2.000%	6/1/2051	413,881
539,433	Loan ID 201136	Fixed	2.000%	2/1/2036	433,841
321,311	Loan ID 201137	Fixed	2.000%	12/1/2052	259,394
62,471	Loan ID 201138	Fixed	4.250%	3/1/2034	53,817
167,786	Loan ID 201139	Fixed	2.000%	11/1/2053	131,885
165,166	Loan ID 201140	Fixed	4.870%	1/1/2038	135,009
147,411	Loan ID 201141	Fixed	2.000%	5/1/2052	110,241
458,617	Loan ID 201142	Fixed	2.000%	9/1/2035	371,888
94,539	Loan ID 201143	Fixed	2.000%	11/1/2037	74,820
106,237	Loan ID 201144	Fixed	2.000%	9/1/2045	85,114
234,415	Loan ID 201145	Fixed	4.000%	4/1/2051	204,041
133,699	Loan ID 201146	Fixed	4.875%	8/1/2054	116,616
112,881	Loan ID 201147	Fixed	2.000%	11/1/2051	92,500
101,236	Loan ID 201148	Fixed	3.950%	10/1/2042	87,055
283,825	Loan ID 201149	Fixed	5.719%	6/1/2051	246,202
128,474	Loan ID 201150	Fixed	2.000%	7/1/2037	103,405
431,738	Loan ID 201151	Fixed	5.000%	5/1/2049	376,048
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 490,603	Loan ID 201152	Fixed	2.000%	8/1/2050	$ 387,433
254,838	Loan ID 201153	Fixed	2.000%	6/1/2050	203,545
64,919	Loan ID 201154	ARM	4.500%	11/1/2041	56,240
98,790	Loan ID 201155	Fixed	2.000%	11/1/2053	77,665
66,057	Loan ID 201156	Fixed	3.000%	4/1/2050	52,900
296,521	Loan ID 201157	Fixed	4.000%	3/1/2055	254,384
314,804	Loan ID 201158	Fixed	2.000%	8/1/2052	254,115
73,455	Loan ID 201159	Fixed	2.000%	6/1/2039	52,540
207,435	Loan ID 201160	Fixed	3.000%	10/1/2049	168,185
302,997	Loan ID 201161	Fixed	2.000%	6/1/2054	232,625
147,427	Loan ID 201162	Fixed	2.125%	12/1/2052	109,872
390,190	Loan ID 201163	Fixed	3.000%	12/1/2049	317,620
169,786	Loan ID 201164	Fixed	2.000%	11/1/2051	138,803
119,710	Loan ID 201165	Fixed	4.750%	1/1/2044	104,092
122,854	Loan ID 201166	Fixed	2.000%	12/1/2054	99,885
190,849	Loan ID 201167	Fixed	2.000%	2/1/2042	143,103
447,297	Loan ID 201168	Fixed	2.000%	4/1/2052	355,910
114,620	Loan ID 201169	Fixed	5.934%	9/1/2037	100,560
70,992	Loan ID 201170	Fixed	3.365%	7/1/2037	58,354
71,617	Loan ID 201171	Fixed	2.000%	5/1/2051	54,647
106,763	Loan ID 201172	Fixed	2.000%	6/1/2050	87,371
112,044	Loan ID 201173	Fixed	2.000%	11/1/2047	86,068
151,935	Loan ID 201174	Fixed	4.750%	1/1/2053	117,957
66,900	Loan ID 201175	Fixed	3.000%	9/1/2044	53,760
137,685	Loan ID 201176	Fixed	4.250%	8/1/2053	119,337
277,889	Loan ID 201177	Fixed	2.000%	7/1/2046	221,446
314,156	Loan ID 201178	Fixed	3.193%	6/1/2051	229,361
306,995	Loan ID 201179	Fixed	2.000%	5/1/2051	236,029
427,826	Loan ID 201180	Fixed	2.000%	6/1/2053	340,159
334,579	Loan ID 201181	Fixed	4.500%	4/1/2034	289,287
53,623	Loan ID 201182	Fixed	3.290%	3/1/2034	44,262
138,678	Loan ID 201183	Fixed	2.375%	10/1/2052	107,855
65,367	Loan ID 201184	Fixed	4.000%	6/1/2049	56,407
268,908	Loan ID 201185	Fixed	5.760%	10/1/2053	232,872
158,383	Loan ID 201186	Fixed	2.000%	12/1/2049	124,509
84,761	Loan ID 201187	Fixed	2.000%	11/1/2048	64,074
639,624	Loan ID 201188	Fixed	2.000%	8/1/2052	502,478
107,264	Loan ID 201189	Fixed	4.500%	12/1/2051	93,437
164,907	Loan ID 201190	Fixed	4.250%	6/1/2051	142,162
214,962	Loan ID 201191	Fixed	3.000%	2/1/2037	175,758
122,628	Loan ID 201192	Fixed	2.000%	2/1/2051	95,694
237,969	Loan ID 201193	Fixed	2.000%	5/1/2051	184,156
337,138	Loan ID 201194	Fixed	2.000%	6/1/2054	258,491
152,600	Loan ID 201195	Fixed	3.500%	9/1/2035	128,103
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.0%
$ 657,057	Loan ID 201196	Fixed	2.000%	11/1/2036	$ 524,807
186,191	Loan ID 201197	Fixed	5.125%	8/1/2037	162,554
52,145	Loan ID 201198	Fixed	4.125%	9/1/2053	44,650
348,307	Loan ID 201199	Fixed	3.000%	11/1/2046	287,629
301,378	Loan ID 201200	Fixed	4.500%	3/1/2044	265,121
301,670	Loan ID 201201	Fixed	4.500%	8/1/2044	260,727
199,186	Loan ID 201202	Fixed	3.750%	8/1/2044	161,149
131,122	Loan ID 201203	Fixed	3.875%	12/1/2044	108,732
471,074	Loan ID 201204	Fixed	3.750%	4/1/2045	415,089
155,692	Loan ID 201205	Fixed	4.625%	1/1/2045	138,050
135,607	Loan ID 201206	Fixed	3.990%	4/1/2045	114,886
417,993	Loan ID 201207	Fixed	4.625%	8/1/2051	353,243
119,690	Loan ID 201208	Fixed	4.625%	4/1/2045	104,289
	TOTAL MORTGAGE NOTES (Cost - $161,694,600)*				162,105,965

	OTHER INVESTMENTS* (Cost - $475,996)(a) - 0.3%				487,243

	TOTAL INVESTMENTS (Cost - $162,170,596)(a) - 104.3%				$ 162,593,208
	LIABILITIES LESS CASH AND OTHER ASSETS - (4.3) %				(6,731,228)
	NET ASSETS - 100.0%				$ 155,861,980

ARM - Adjustable Rate Mortgage
* Illiquid Securities
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
			Unrealized appreciation:		$ 3,609,881
			Unrealized depreciation:		(3,187,269)
			Net unrealized appreciation:		$ 422,612

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation

Mortgage Notes – The Fund utilizes a proprietary discounted cash flow model to value its Mortgage Notes. Vertical Capital Asset Management, LLC. (“the Adviser”) uses the model daily to calculate net present value of discounted cash flows based on a combination of servicing data (maturity dates, rates, loan type, etc.) that is fed into the pricing model along with various readily available inputs including yield curves, prepayment speeds, default rates and loss severity assumptions. The future expected cash flows and related treasury yields are also utilized to compare with each individual Mortgage Note yield in the model. That yield is determined as a spread to the interpolated treasury curve, based on market knowledge of the collateral type, prepayment history, average life, and credit quality. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund will invest primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the Adviser and through a proprietary discounted cash flow model, under the direction of the Board.

The Fund’s senior management contracted with LCAP Advisors to create an asset valuation model along with policies and maintenance procedures for the Fund.  The valuation procedures and the Model are reviewed and maintained on a daily basis within the management of the Fund.  Any calibrations and adjustments to the model that may be necessary are done on an as needed basis to ensure accurate pricing.  Financial markets are monitored daily by the Adviser relative to interest rate environment along with third party data from the U.S. Department of the Treasury, Reuters and Moody’s which is uploaded into the pricing model along with a daily loan servicing tape.  In addition to the readily available data from the financial markets, the Adviser uses a number of

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PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

pricing criteria that represent the Adviser’s 30 years of credit and collateral underwriting experience related to mortgage notes to accurately value the Notes.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 162,105,965	$ 162,105,965
Other Investments	-	-	487,243	$ 487,243
Total	$ -	$ -	$ 162,593,208	$ 162,593,208

 There were no transfers between levels during the current period presented.  It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance - 10/1/14	$ 107,654,564	$ 110,716	$ 107,765,280
Net realized gain (loss)	3,584,627	-	3,584,627
Change in unrealized appreciation (depreciation)*	819,198	11,248	830,446
Cost of purchases	76,800,925	35,284	76,836,209
Proceeds from sales and principal paydowns	(27,503,770)	-	(27,503,770)
Amortization	1,077,356	3,060	1,080,416
Net Transfers in/out of Level 3	(326,935)	326,935	-
Ending balance - 6/30/15	$ 162,105,965	$ 487,243	$ 162,593,208

*includes change in unrealized appreciation (depreciation) attributable to Level 3 investment still held at June 30, 2015 of $573,994.

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PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of June 30, 2015. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 162,105,965	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	3% - 66%	9%
			Comparability adjustment	7% - 33%	5%
Closing Balance	$ 162,105,965

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Constant prepayment rate	Increase	Decrease
Comparability adjustment	Decrease	Increase

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 8/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 8/26/15

By (Signature and Title)

*/s/ S. Jason Hall

S. Jason Hall, Treasurer/Principal Financial Officer

Date 8/26/15